Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated other comprehensive income/(loss) [Member]	Retained earnings (Deficit) [Member]
Beginning balance at Dec. 31, 2018	$ 329,862	$ 10,603	$ 339,423	$ 76	$ (20,240)
Beginning balance (in shares) at Dec. 31, 2018		1,192,725
Pension adjustments, net of tax	(385)			(385)
Gain on foreign currency translation	9,742			9,742
Net income	36,325				36,325
Capital investment from parent	5,124		5,124
Ending balance at Dec. 31, 2019	380,668	$ 10,603	344,547	9,433	16,085
Ending balance (in shares) at Dec. 31, 2019		1,192,725
Pension adjustments, net of tax	(26)			(26)
Gain on foreign currency translation	9,565			9,565
Net income	12,860				12,860
Capital investment from parent	369		369
Ending balance at Mar. 31, 2020	403,436	$ 10,603	344,916	18,972	28,945
Ending balance (in shares) at Mar. 31, 2020		1,192,725
Beginning balance at Dec. 31, 2019	380,668	$ 10,603	344,547	9,433	16,085
Beginning balance (in shares) at Dec. 31, 2019		1,192,725
Pension adjustments, net of tax	(294)			(294)
Gain on foreign currency translation	13,676			13,676
Net income	53,623				53,623
Capital investment from parent	369		369
Exercise of warrants	64,374	$ 2,496	61,878
Exercise of warrants (in shares)		306,539
Conversion of convertible bonds	187,095	$ 5,825	181,270
Conversion of convertible bonds (in shares)		715,258
Ending balance at Dec. 31, 2020	699,511	$ 18,924	588,064	22,815	69,708
Ending balance (in shares) at Dec. 31, 2020		2,214,522
Pension adjustments, net of tax	(55)			(55)
Gain on foreign currency translation	1,329			1,329
Net income	19,416				19,416
Ending balance at Mar. 31, 2021	$ 720,201	$ 18,924	$ 588,064	$ 24,089	$ 89,124
Ending balance (in shares) at Mar. 31, 2021		2,214,522